Annual Total Returns [BarChart] - GABELLI INTERNATIONAL SMALL CAP FUND - Class AAA Shares	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	(9.46%)
Annual Return 2012	15.02%
Annual Return 2013	18.94%
Annual Return 2014	(1.17%)
Annual Return 2015	0.19%
Annual Return 2016	1.12%
Annual Return 2017	28.09%
Annual Return 2018	(20.87%)
Annual Return 2019	25.94%
Annual Return 2020	19.16%